Inventories (Tables)	12 Months Ended
Dec. 31, 2014
Inventory Disclosure [Abstract]
Inventories
Inventories (principally using the LIFO method) are comprised of the following:

	December 31,
(Millions of dollars)	2014	2013	2012
Raw materials	$2,986	$2,966	$3,573
Work-in-process	2,455	2,589	2,920
Finished goods	6,504	6,785	8,767
Supplies	260	285	287
Total inventories	$12,205	$12,625	$15,547